June 25, 2012

TOUCHSTONE STRATEGIC TRUST

TOUCHSTONE CONSERVATIVE ALLOCATION FUND

TOUCHSTONE BALANCED ALLOCATION FUND

TOUCHSTONE MODERATE GROWTH ALLOCATION FUND

TOUCHSTONE GROWTH ALLOCATION FUND

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 12, 2012

Change in Portfolio Management Team

Effective as of June 30, 2012, Peng Chen will resign as portfolio manager of the Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund and Touchstone Growth Allocation Fund (the “Funds”).  The Funds will continue to be managed by Scott Wentsel, Brian Huckstep, Chris Arnold, and John Thompson.

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54CC-TST-TBAAX-S1-1204
TSF-54CC-TST-TSAAX-S1-1204
TSF-54CC-TST-TGQAX-S1-1204
TSF-54CC-TST-TSMAX-S1-1204